Non-current Assets Held for Sales	12 Months Ended
Dec. 31, 2017
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Non-current Assets Held for Sales
9.	Non-current Assets Held for Sales

	As of December 31,
	2016	2017
	NT$	NT$
Plant held for sale	387,503	—

On November 3, 2016, the Board of Directors of the Company resolved to sale the plant and its affiliated equipment of Hsinchu facility phase II (No. 15/17, Park Ave. 2, Science-Based Industrial Park, Hsinchu). On December 16, 2016, the Company entered into an agreement to sell the plant to a non-related party. The transfer was completed in March 2017, with a total consideration of $412,000 and the amount has been paid in full. The Company recognized disposal gains of $19,402 on non-current assets held for sale in the first quarter of 2017.